LEASES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 12, 2021	May 31, 2018	Mar. 31, 2016	Apr. 30, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2024	Aug. 01, 2024	Jun. 30, 2023	Apr. 01, 2023	Jan. 01, 2021
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Discount Rate												5.00%
Sale Leaseback Transaction, Lease Terms			the Company entered into a lease of Marina Towers under a sale/leaseback transaction, via a 10-year absolute triple-net master lease agreement, to expire in 2026. The Company has two successive options to renew the lease for five-year periods on the same terms and conditions and did not have any residual interest or the option to repurchase the facility at the end of the lease term.
Operating Lease, Payments	$ 50,000
Litigation Settlement, Fee Expense					$ 1,443,498	$ 1,443,498
Payments for Legal Settlements							$ 200,000
Accounts Payable							$ 1,200,000
Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Principal Payments		$ 2,112		$ 2,112
Lessee, Finance Lease, Discount Rate		5.00%									5.00%
Debt Instrument, Annual Principal Payment										$ 19,473
Debt, Current										$ 9,000
Office [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term												7 years
Clinic Facility [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term												1 year
Lessee, Operating Lease, Term of Contract								6 years	66 months
Lessee, Operating Lease, Renewal Term								5 years	5 years